FPA Funds Trust

FPA Crescent Fund

Supra Institutional Class (FPCSX)

Supplement dated December 20, 2021 to the

Prospectus dated April 30, 2021, as Amended June 1, 2021

This Supplement amends information in the Prospectus of the Supra Institutional Class of the FPA Crescent Fund (the “Fund”), a series of FPA Funds Trust, dated April 30, 2021, as amended June 1, 2021.  You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.fpa.com or calling us at (800) 638-3060.

Effective immediately, the following changes to the Prospectus are made:

On page 11 of the Prospectus, the second paragraph in the section titled “Purchase and Sale of Fund Shares” is replaced in its entirety with the following:

Eligible investors can purchase shares by contacting any investment dealer authorized to sell the Fund’s shares. The minimum initial investment in the Supra Institutional Class is generally $100,000,000, and each subsequent investment, which can be made directly to UMB Fund Services, Inc., must be at least $100. All purchases made by check should be in U.S. dollars and made payable to the FPA Funds. Third party, starter or counter checks will not be accepted. A charge may be imposed if a check does not clear. Certain financial intermediaries may be permitted to accumulate the Supra Institutional Class shares over which they have investment discretion and/or are held in certain omnibus accounts to reach the minimum. Such intermediaries may also be eligible to invest in the Supra Institutional Class if the accumulated shares over which they have investment discretion total at least $50,000,000 and the officers of the Fund reasonably believe that the financial intermediary will increase those accumulated shares to at least $100,000,000 over the subsequent 12 months. The Fund reserves the right to waive or lower purchase and investment minimums in certain circumstances. For example, the minimums listed above may be waived or lowered for investors who are Trustees or officers of the Fund, employees of the Adviser and/or customers of certain financial intermediaries that hold the Fund’s shares in certain omnibus accounts, and investments in the Fund by ReFlow in connection with the ReFlow liquidity program (described in additional detail below under “Management of the Fund”), at the discretion of the officers of the Fund. In addition, financial intermediaries may impose their own minimum investment and subsequent purchase amounts.

Beginning on page 30 of the Prospectus, the section titled “Purchase and Investment Minimums” is replaced in its entirety with the following:

Eligible investors can purchase shares by contacting any investment dealer authorized to sell the Fund’s shares. The minimum initial investment in the Supra Institutional Class is generally $100,000,000, and each subsequent investment, which can be made directly to UMB Fund Services, Inc., must be at least $100. All purchases made by check should be in U.S. dollars and made payable to the FPA Funds. Third party, starter or counter checks will not be accepted. A charge may be imposed if a check does not clear. Certain financial intermediaries may be permitted to accumulate the Supra Institutional Class shares over which they have investment discretion and/or held in certain omnibus accounts to reach the minimum. Such intermediaries may also be eligible to invest in the Supra Institutional Class if the accumulated shares over which they have investment discretion total at least $50,000,000 and the officers of the Fund reasonably believe that the financial intermediary will increase those accumulated shares to at least $100,000,000 over the subsequent 12 months. The Fund reserves the right to waive or lower purchase and investment minimums in certain circumstances. For example, the minimums listed above may be waived or lowered for investors who are Trustees or officers of the Fund, employees of the Adviser and/or customers of certain financial intermediaries that hold the Fund’s shares in certain omnibus accounts, at the discretion of the officers of the Fund. In addition, financial intermediaries may impose their own minimum investment and subsequent purchase amounts.

On page 33 of the Prospectus, the second paragraph in the section titled “How to Buy Fund Shares” is replaced in its entirety with the following:

Eligible investors can purchase shares by contacting any investment dealer authorized to sell the Fund’s shares. The minimum initial investment in the Supra Institutional Class is generally $100,000,000, and each subsequent investment, which can be made directly to UMB Fund Services, Inc., must be at least $100. All purchases made by check should be in U.S. dollars and made payable to the FPA Funds. Third party, starter or counter checks will not be accepted. A charge may be imposed if a check does not clear. Certain financial intermediaries may be permitted to accumulate the Supra Institutional Class shares over which they have investment discretion and/or held in certain omnibus accounts to reach the minimum. Such intermediaries may also be eligible to invest in the Supra Institutional Class if the accumulated shares over which they have investment discretion total at least $50,000,000 and the officers of the Fund reasonably believe that the financial intermediary will increase those accumulated shares to at least $100,000,000 over the subsequent 12 months. The Fund reserves the right to waive or lower purchase and investment minimums in certain circumstances. For example, the minimums listed above may be waived or lowered for investors who are Trustees or officers of the Fund, employees of the Adviser and/or customers of certain financial intermediaries that hold the Fund’s shares in certain omnibus accounts, at the discretion of the officers of the Fund. In addition, financial intermediaries may impose their own minimum investment and subsequent purchase amounts.

PLEASE RETAIN FOR FUTURE REFERENCE.